Financial assets and liabilities - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets and liabilities
Net borrowings	$ 4,419	$ 3,902
Non-current borrowings	4,301	3,797
Current borrowings	$ 118	$ 105